Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of
Vanguard Montgomery Funds and
Shareholders of
Vanguard Market Neutral Fund

In planning and performing our audit
of the financial statements of
Vanguard Market Neutral Fund
(constituting Vanguard Montgomery
Funds, referred to hereafter as the
"Fund") as of and for the year ended
December 31, 2023, in accordance
with the standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Fund's internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Fund's
internal control over financial
reporting. Accordingly, we do not
express an opinion on the
effectiveness of the Fund's internal
control over financial reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A
company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability
of financial reporting and the
preparation of financial statements
for external purposes in
accordance with generally
accepted accounting principles. A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the company; (2)
provide reasonable assurance
that transactions are recorded as
necessary to permit preparation of
financial statements in
accordance with generally
accepted accounting principles,
and that receipts and
expenditures of the company are
being made only in accordance
with authorizations of
management and directors of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect
on the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of the company's
annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control over
financial reporting that might be
material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Fund's internal
control over financial reporting and
its operation, including controls over
safeguarding securities, that we
consider to be a material weakness
as defined above as of December
31, 2023.

This report is intended solely for the
information and use of the Board of
Trustees of Vanguard Montgomery
Funds and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.


/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024